Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock as of December 31, 2020 consist of the following:

	December 31, 2020
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Average Issuance Price Per Share	Liquidation Preference	Carrying Value
Series C	95,415,981	68,589,913	$0.753892	$51,709	$49,894